REDEEMABLE CONVERTIBLE PREFERRED SHARES - (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Percentage of Preferred Shares issue price for redemption amount	100.00%	100.00%
Percentage of compound per annum for redemption amount	8.00%	8.00%
Forecast
Temporary Equity [Line Items]
Redemption amounts for Preferred Shares			$ 0	$ 0	$ 0	$ 318,355,915	$ 0